Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Galena [Member]	Dec. 31, 2011 Galena [Member]	Dec. 31, 2012 Galena [Member] Stock Option [Member]	Dec. 31, 2011 Galena [Member] Stock Option [Member]	Dec. 31, 2012 Vice President [Member]	May 23, 2007 Stock options 2007 Plan [Member] Galena [Member]
Related Party Transaction [Line Items]
Issuance of common stock in exchange for patent and technology rights, shares					1,394,997						1,394,997
Stock options granted												26,416
Options granted vest term							10 years
Fair market value of stock options granted							$ 28,000	$ 5,000
Expense (Income) from stock options	$ 429,000	$ 160,000	$ 1,057,000	$ 374,000	$ 114,000	$ (79,000)			$ 93,500	$ (159,000)